Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash, cash equivalents and restricted cash	$ 501,166,136	$ 139,147,085	$ 452,821,132
Recoverable taxes	33,864,821	30,088,473	19,377,562
Operating lease receivables- Net	10,100,832	7,690,195	9,039,147
Prepaid expenses and other current assets	21,299,392	25,308,351	483,581
Total current assets	566,431,181	202,234,104	481,721,422
Non-current assets:
Investment properties	3,212,164,164	2,738,465,276	2,263,170,941
Office furniture – Net	2,541,990	1,437,981	2,119,589
Right-of-use asset – Net	834,199	1,417,945	1,344,417
Security deposits paid, restricted cash and others	10,244,759	9,601,094	11,510,701
Total non-current assets	3,225,785,112	2,750,922,296	2,278,145,648
Total assets	3,792,216,293	2,953,156,400	2,759,867,070
Current liabilities:
Current portion of long-term debt	69,613,002	4,627,154	2,880,592
Lease liabilities - short term	607,481	606,281	464,456
Accrued interest	3,148,767	3,847,752	3,840,079
Accounts payable	13,188,966	16,628,788	3,011,415
Income tax payable	38,773,726	14,824,658	27,838,872
Accrued expenses and taxes	7,078,988	5,154,626	15,246,156
Dividends payable	15,155,311	14,358,194	13,944,232
Total current liabilities	147,566,241	60,047,453	67,225,802
Non-current liabilities:
Long-term debt	845,573,752	925,872,432	930,652,624
Lease liabilities - long term	290,170	897,658	915,957
Security deposits received	25,680,958	18,333,119	15,868,704
Long-term payable	7,706,450	7,889,937	0
Employee benefits	1,519,790	348,280	0
Deferred income taxes	276,910,507	299,979,693	291,578,576
Total non-current liabilities	1,157,681,627	1,253,321,119	1,239,015,861
Total liabilities	1,305,247,868	1,313,368,572	1,306,241,663
Litigation and other contingencies
Stockholders’ equity:
Capital stock	591,600,113	480,623,919	482,858,389
Additional paid-in capital	934,944,456	460,677,234	466,230,183
Retained earnings	989,736,218	733,405,749	547,213,771
Share-based payments reserve	3,732,350	5,984,051	7,149,453
Foreign currency translation reserve	(33,044,712)	(40,903,125)	(49,826,389)
Total stockholders’ equity	2,486,968,425	1,639,787,828	1,453,625,407
Total liabilities and stockholders’ equity	$ 3,792,216,293	$ 2,953,156,400	$ 2,759,867,070